Risk Management (Details) - Schedule of use of EaR $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
MCh$
Maximum Earnings-at-Risk	$ 100,191
Minimum Earnings-at-Risk	57,038
Average Earnings-at-Risk	$ 80,271